Fair Value Measurements (Details) - Schedule fair value of iabilities, unobservable input reconciliation $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule fair value of iabilities, unobservable input reconciliation [Abstract]
Fair value of liabilities, beginning balance	$ 25,016
Change in fair value of earn-out liability	1,869
Fair value of liabilities, ending balance	$ 26,885